Segment Reporting - Schedule of Operating Segments (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Segments [Line Items]
Revenue	$ 12,179,536	$ 8,477,165
Cost of revenue	(10,656,224)	(7,089,388)
Operating expenses	(11,156,055)	(2,174,894)
Other (expenses) income, net	133,192	303,030
Loss before income tax	(9,333,551)	(484,087)
Income tax (benefit) expense	(203)	(74)
Net (loss) income	(9,499,348)	(484,013)
Current assets	11,807,613		$ 9,381,128
Non-current assets	3,527,885		2,705,095
Total assets	15,335,488		12,086,223
Current liabilities	16,129,055		10,300,357
Non-current liabilities	1,982,724		1,889,722
Total liabilities	18,111,779		12,190,079
Net liabilities	(2,776,291)	(7,645,115)	(103,856)	$ (7,200,899)
Online Promotion [Member]
Schedule of Operating Segments [Line Items]
Revenue	1,532,977	1,601,447
Cost of revenue	(1,045,281)	(895,446)
Operating expenses	(1,404,160)	(1,220,408)
Other (expenses) income, net	(5,284)	153,737
Loss before income tax	(921,748)	(360,670)
Income tax (benefit) expense		(699)
Net (loss) income	(921,748)	(359,971)
Current assets	1,960,243		1,517,382
Non-current assets	140,050		95,805
Total assets	2,100,293		1,613,187
Current liabilities	3,849,268		3,308,178
Non-current liabilities	71,320		135,209
Total liabilities	3,920,588		3,443,387
Net liabilities	(1,820,295)		(1,830,200)
Premium business solutions revenue [Member]
Schedule of Operating Segments [Line Items]
Revenue	5,126,270	6,073,510
Cost of revenue	(4,270,054)	(5,486,729)
Operating expenses	(4,695,505)	(392,266)
Other (expenses) income, net	(17,670)	47
Loss before income tax	(3,856,959)	194,562
Income tax (benefit) expense
Net (loss) income	(3,856,959)	194,562
Current assets	4,718,430		3,979,883
Non-current assets	257,352		30,754
Total assets	4,975,782		4,010,637
Current liabilities	5,194,581		2,917,182
Non-current liabilities
Total liabilities	5,194,581		2,917,182
Net liabilities	(218,799)		1,093,455
Shared office rental [Member]
Schedule of Operating Segments [Line Items]
Revenue	407,408	500,795
Cost of revenue	(400,144)	(434,282)
Operating expenses	(373,173)	(214,930)
Other (expenses) income, net	158,521	140,984
Loss before income tax	(207,388)	(7,433)
Income tax (benefit) expense	(224)	1,423
Net (loss) income	(207,164)	(8,856)
Current assets	438,378		429,545
Non-current assets	2,873,805		2,550,745
Total assets	3,312,183		2,980,290
Current liabilities	1,764,222		1,383,933
Non-current liabilities	1,911,404		1,754,513
Total liabilities	3,675,626		3,138,446
Net liabilities	(363,443)		(158,156)
Value- added service [Member]
Schedule of Operating Segments [Line Items]
Revenue	152,876	301,413
Cost of revenue	(66,626)	(272,931)
Operating expenses	(140,005)	(347,290)
Other (expenses) income, net	5,407	8,262
Loss before income tax	(48,348)	(310,546)
Income tax (benefit) expense	21	(798)
Net (loss) income	(46,369)	$ (309,748)
Current assets	140,101		181,457
Non-current assets	7,673		1,168
Total assets	147,774		182,625
Current liabilities	233,283		211,366
Non-current liabilities
Total liabilities	233,283		211,366
Net liabilities	(85,509)		(28,741)
Digital marketing [Member]
Schedule of Operating Segments [Line Items]
Revenue	4,960,005
Cost of revenue	(4,874,119)
Operating expenses	(4,543,212)
Other (expenses) income, net	(7,782)
Loss before income tax	(4,465,108)
Income tax (benefit) expense
Net (loss) income	(4,465,108)
Current assets	4,550,451		3,272,861
Non-current assets	249,005		26,623
Total assets	4,799,456		3,299,484
Current liabilities	5,087,701		2,479,698
Non-current liabilities
Total liabilities	5,087,701		2,479,698
Net liabilities	$ (288,245)		$ 819,786